PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 11.0%
29,309  Vanguard FTSE
Developed Markets
ETF
$ 1,878,121
7.0
14,849  Vanguard FTSE
Emerging Markets ETF
802,588
3.0
4,756  Vanguard Long-Term
Treasury ETF
263,268
1.0
Total Exchange-Traded
Funds
(Cost $2,679,051)
2,943,977
11.0
MUTUAL FUNDS : 89.0%
Affiliated Investment Companies : 89.0%
101,066  Voya Large Cap Value
Fund - Class R6
1,330,026
5.0
38,687  Voya MI Dynamic
Small Cap Fund
- Class R6
534,660
2.0
99,166  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,330,804
5.0
477,856  Voya Multi-Manager
International Equity
Fund - Class I
5,500,128
20.6
70,392  Voya Multi-Manager
Mid Cap Value Fund
- Class I
660,983
2.5
25,935  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
2,017,463
7.5
5,939  Voya Small Cap
Growth Fund - Class
R6
267,203
1.0
500,903  Voya U.S. Stock Index
Portfolio - Class I
10,083,184
37.7
25,143  VY
®
Invesco Comstock
Portfolio - Class I
531,021
2.0
38,993  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
1,006,013
3.7
51,473  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
534,806
2.0
Total Mutual Funds
(Cost $23,849,048)
23,796,291
89.0
Total Long-Term
Investments
(Cost $26,528,099)
26,740,268
100.0
Total Investments in
Securities
(Cost $26,528,099) $ 26,740,268 100.0
Assets in Excess of
Other Liabilities 9,506 0.0
Net Assets $ 26,749,774 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,943,977 $ — $ — $ 2,943,977
Mutual Funds 23,796,291 — — 23,796,291
Total Investments, at fair value $ 26,740,268 $ — $ — $ 26,740,268
Other Financial Instruments+
Futures 1,194 — — 1,194
Total Assets $ 26,741,462 $ — $ — $ 26,741,462
Liabilities Table
Other Financial Instruments+
Futures $ (9,293) $ — $ — $ (9,293)
Total Liabilities $ (9,293) $ — $ — $ (9,293)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Large Cap Value Fund -
Class R6
$ — $ 1,452,478 $ (16,502) $ (105,950) $ 1,330,026 $ — $ (966) $ —
Voya Large Cap Value Portfolio -
Class R6
1,029,122 154,847 (1,190,783) 6,814 — 1,164 (71,753) 111,738
Voya MI Dynamic Small Cap Fund
- Class R6
505,845 58,270 (7,466) (21,989) 534,660 — (9) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,457,776 203,085 (284,414) (45,643) 1,330,804 — 125,680 —
Voya Multi-Manager International
Equity Fund - Class I
4,628,939 1,238,772 (265,521) (102,062) 5,500,128 — 33,790 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
651,116 102,854 (130,002) 37,015 660,983 — (5,635) —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
1,759,667 471,072 (13,068) (200,208) 2,017,463 — 2,338 —
Voya Small Cap Growth Fund -
Class R6
272,593 33,615 (25,527) (13,478) 267,203 — 5,312 —
Voya U.S. Stock Index Portfolio -
Class I
8,860,670 1,868,569 (161,607) (484,448) 10,083,184 — 16,099 —
VY
®
Invesco Comstock Portfolio -
Class I
756,543 62,344 (277,192) (10,674) 531,021 — 22,261 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,825,738 247,968 (1,050,755) (16,938) 1,006,013 — (38,470) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
514,415 98,332 (47,304) (30,637) 534,806 — (4,519) —
$ 22,262,424 $ 5,992,206 $ (3,470,141) $ (988,198) $ 23,796,291 $ 1,164 $ 84,128 $ 111,738
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution 2065 Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya Solution 2065 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 6 06/30/26 $ 649,078 $ (9,293)
$ 649,078 $ (9,293)
Short Contracts:
3-month SOFR (3) 09/15/26 (722,512) 1,194
$ (722,512) $ 1,194
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 547,637
Gross Unrealized Depreciation (335,468)
Net Unrealized Appreciation $ 212,169